Shareholder Report, Line Graph (Details) LMF3300_Western Asset High Yield Fund_Class IS_TSR Annual {Class IS} - USD ($)											12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2026
Class IS
Account Value [Line Items]
Line Graph and Table Measure Name											Class IS
Accumulated Value	$ 1,598,799	$ 1,457,296	$ 1,309,454	$ 1,340,132	$ 1,431,804	$ 1,225,063	$ 1,226,567	$ 1,175,437	$ 1,134,083	$ 1,000,000	$ 1,737,329
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	1,125,849	1,067,571	1,053,813	1,076,889	1,173,363	1,178,133	1,076,751	1,011,981	1,015,786	1,000,000	$ 1,183,642
Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index
Accumulated Value	$ 1,645,086	$ 1,504,890	$ 1,352,959	$ 1,352,314	$ 1,427,630	$ 1,242,447	$ 1,226,388	$ 1,162,427	$ 1,135,739	$ 1,000,000	$ 1,769,611